January 31, 2001


Securities and Exchange Commission
File Room
450 Fifth Street, NW
Washington, DC  20549

Re:	Delaware Pooled Trust
	24(f)-2 Notice
	CIK No. 0000875352
	File Nos.  33-40991 & 811-6322

Gentlemen:

     At this time we are electronically submitting on behalf of Registrant above mentioned, Rule 24(f)-2 Notice for f/y/e
10/31/00.  Pursuant to the Rule no fee is due.

Yours very truly,

/S/LISA O. BRINKLEY
-----------------------------
Lisa O. Brinkley
Sr. Vice President/Compliance
(215)  255-2369

LOB/mhc
Enclosures